RELATED PARTY (Details) (USD $)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Paid to directors per month	$ 500	$ 500
Total amount paid to the Directors	9,000	9,000
Fees and reimbursement of expenses	$ 0	$ 0